COMMITMENTS AND CONTINGENCIES - Purchase Option and Development Agreement (Details) $ in Thousands			12 Months Ended
	Dec. 16, 2010 facility MW	Jul. 26, 2007 USD ($)	Dec. 31, 2008 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Purchase Option and Development Agreement
Preliminary surveys and investigations				$ 108,567	$ 107,146	$ 131,693
Holcomb Station Project
Purchase Option and Development Agreement
Preliminary surveys and investigations				$ 88,000	86,700
Holcomb Station Project | Other Deferred Charges | Purchase Option and Development Agreement
Purchase Option and Development Agreement
Preliminary surveys and investigations					$ 86,700
Holcomb Station Project | Sunflower and other Sunflower parties | Purchase Option and Development Agreement
Purchase Option and Development Agreement
Total amount of option payments		$ 55,000
Option payments made for development rights		$ 25,000	$ 5,000
Number of new coal-fired generating units if permit issued | facility	1
Generating unit capacity (in megawatts) | MW	895